Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	Commitments and contingencies:
(a)Operating leases:
At at December 31, 2021, the commitment under operating leases for vessels is $780,745,000 for 2022 to 2029 and for other leases is $10,418,000 for 2022 to 2031. Total commitments under these leases are as follows:

2022	$145.1
2023	147.7
2024	150.6
2025	126.8
2026	111.9
Thereafter	109.1
$791.2
For operating leases indexed to three month LIBOR, commitments under these leases are calculated using the LIBOR in place as at December 31, 2021 for the Company.
(b)Vessels under construction:
As at December 31, 2021, the Company had entered into agreements to acquire 67 vessels (December 31, 2020 – five vessels). The Company has outstanding commitments for the remaining installment payments as follows:

2022	$1,103.2
2023	2,712.5
2024	2,457.8
Total	$6,273.5
(c)Letter of credit:

As at December 31, 2021, the Company has $10,350,000 (December 31, 2020 – $11,686,000) in letters of credit outstanding in support of its mobile power generation business, all of which are unused.